Document and Entity Information	Jul. 13, 2020
Cover [Abstract]
Entity Registrant Name	MAXIM INTEGRATED PRODUCTS INC
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0000743316
Document Type	8-K
Document Period End Date	Jul. 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-34192
Entity Tax Identification Number	94-2896096
Entity Address, Address Line One	160 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	601-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 Par Value
Trading Symbol	MXIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false